REVENUE (Tables)	12 Months Ended
Mar. 31, 2019
REVENUE
Schedule of remaining performance obligation amount

(Unit: thousands of yen)
Business	Amount
Legal Tech AI	—
AI Solution	41,083

Schedule of trade receivables, contract assets (unbilled receivables) and contract liabilities (deferred revenues)

	March 31,
	2018	2019
Trade accounts receivable (net of allowance for doubtful accounts)	$2,549,128	$2,584,550
Deferred revenues	$(9,216)	$(922)

ASU No. 2014-09
REVENUE
Schedule of condensed consolidated balance sheet and condensed consolidated statement of operations line items which reflect the adoption of ASU

Select condensed consolidated balance sheet line items, which reflect the adoption of ASC606, are as follows:

(Unit: thousands of yen)

	As reported on March 31, 2018	Effect of adoption of ASC606	As adjusted on April 1, 2018
Assets:
Trade accounts receivable	2,549,128	34,181	2,583,309
Liabilities:
Deferred revenues	(92,641)	83,425	(9,216)
Deferred Tax Liabilities	(106,253)	(36,011)	(142,264)
Shareholders’ equity:
Retained earnings	801,392	(81,595)	719,797

[Impact on the current fiscal year]

Select condensed consolidated balance sheet line items, which reflect the adoption of ASC606, are as follows:

(Unit: thousands of yen)

As of March 31, 2019	As reported	Adjusted amount	Under ASC605
Assets:
Trade accounts receivable	2,584,550	(31,515)	2,616,065
Liabilities:
Deferred Tax Liabilities	(81,205)	9,650	(90,855)
Shareholders’ equity:
Retained earnings	11,301	(59,730)	71,031

Select condensed consolidated statement of operations line items, which reflect the adoption of ASC606, are as follows:

(Unit: thousands of yen)

For the year ended March 31, 2019	As reported	Adjusted amount	Under ASC605
Revenue:
Sale	(11,254,626)	31,516	(11,286,142)
Other:
Income tax expense (benefit)	101,291	(9,650)	110,941